Segment information - Segment Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	€ 20,438	€ 18,302	€ 17,320
Europe
Disclosure of geographical areas [line items]
Revenue	14,971	14,553	13,529
Iberia
Disclosure of geographical areas [line items]
Revenue	3,398	3,325	3,034
Great Britain
Disclosure of geographical areas [line items]
Revenue	3,327	3,235	3,088
Germany
Disclosure of geographical areas [line items]
Revenue	3,179	3,018	2,682
France
Disclosure of geographical areas [line items]
Revenue	2,322	2,321	2,089
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Revenue	1,070	1,078	1,042
Netherlands
Disclosure of geographical areas [line items]
Revenue	785	718	682
Sweden
Disclosure of geographical areas [line items]
Revenue	410	398	421
Norway
Disclosure of geographical areas [line items]
Revenue	398	376	404
Iceland
Disclosure of geographical areas [line items]
Revenue	82	84	87
Total APS
Disclosure of geographical areas [line items]
Revenue	5,467	3,749	3,791
Australia
Disclosure of geographical areas [line items]
Revenue	2,475	2,385	2,339
Philippines
Disclosure of geographical areas [line items]
Revenue	1,652	0	0
New Zealand and Pacific Islands
Disclosure of geographical areas [line items]
Revenue	694	679	649
Indonesia
Disclosure of geographical areas [line items]
Revenue	403	458	556
Papua New Guinea
Disclosure of geographical areas [line items]
Revenue	€ 243	€ 227	€ 247